Segment reporting	3 Months Ended
Mar. 31, 2018
Operating Segments [Abstract]
Segment reporting
Segment reporting

The Chief Operating Decision Maker (“CODM”) of the Company considers there to be one reporting and operating segment, being “Frozen Foods” and is reflected in the segment presentation below for the periods presented.

		For the three months ended March 31,
		2018	2017
	Note	€m	€m
Profit for the period		62.4	48.0
Taxation		18.5	11.2
Net financing costs		6.1	16.1
Depreciation		8.5	9.9
Amortization		1.5	2.4
EBITDA		97.0	87.6
Exceptional items	6	1.5	(0.1)
Other adjustments		4.7	1.3
Adjusted EBITDA		103.2	88.8

Other adjustments include the elimination of share-based payment charges for the three months ended March 31, 2018 of €2.2 million (2017: €1.3 million) and elimination of M&A related investigation costs, professional fees, transaction costs, purchase accounting related valuations and post-close transaction costs for the three months ended March 31, 2018 of €2.5 million (2017: nil). Nomad excludes these costs because we do not believe they are indicative of our normal operating costs, can vary significantly in amount and frequency, and are unrelated to our underlying operating performance.

No information on segment assets or liabilities is presented to the CODM.
External revenue by geography

	For the three months ended March 31,
	2018	2017
	€m	€m
United Kingdom	109.9	106.3
Italy	115.0	110.4
Germany	88.1	82.6
France	44.0	43.5
Sweden	49.5	57.1
Norway	31.0	32.7
Austria	29.5	26.2
Spain	19.7	20.8
Rest of Europe	52.5	51.7
Total external revenue by geography	539.2	531.3